UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21674

        Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Equity Premium Opportunity Fund (JSN) September 30, 2005

Shares	Description				Value

	COMMON STOCKS – 97.0%
	Consumer Discretionary – 11.0%
44,900	Abercrombie & Fitch Co., Class A				$2,238,265
72,750	Amazon.com, Inc #				3,295,575
74,400	American Eagle Outfitters, Inc.				1,750,632
88,950	Best Buy Co., Inc.				3,871,994
74,150	Catalina Marketing Corporation				1,686,171
48,900	Chicos FAS, Inc. #				1,799,520
81,900	Claire's Stores, Inc.				1,976,247
69,500	Clear Channel Communications, Inc.				2,285,855
151,500	The Walt Disney Company				3,655,695
49,100	R.R. Donnelley & Sons Company				1,820,137
43,150	Expedia, Inc. #				854,802
33,096	Federated Department Stores, Inc.				2,213,130
30,200	Foot Locker, Inc.				662,588
212,500	Ford Motor Company				2,095,250
98,650	The Gap, Inc.				1,719,470
190,600	General Motors Corporation				5,834,266
71,750	GTECH Holdings Corporation				2,300,305
34,500	Harley-Davidson Inc				1,671,180
210,000	The Home Depot, Inc.				8,009,400
18,150	IAC/InterActiveCorp #				460,103
68,500	International Game Technology				1,849,500
126,450	Limited Brands, Inc.				2,583,374
53,150	Lowe's Companies, Inc.				3,422,860
116,800	Mattel Inc.				1,948,224
164,400	Maytag Corporation				3,001,944
215,800	McDonald's Corporation				7,227,142
62,100	Michaels Stores, Inc.				2,053,026
184,850	Newell Rubbermaid Inc.				4,186,853
144,450	News Corporation, Class A				2,251,976
93,000	Nordstrom, Inc.				3,191,760
28,100	Omnicom Group Inc.				2,350,003
127,500	Pier 1 Imports, Inc.				1,436,925
34,500	Polaris Industries Inc.				1,709,475
311,500	Regal Entertainment Group, Class A				6,242,460
28,977	Sears Holding Corporation #				3,605,318
267,200	Servicemaster				3,617,888
469,850	Sirius Satellite Radio Inc. #				3,077,518
31,000	Starwood Hotels & Resorts Worldwide, Inc.				1,772,270
41,500	Target Corporation				2,155,095
161,900	Time Warner Inc.				2,932,009
81,750	Unitrin, Inc.				3,879,855
92,800	Viacom Inc., Class B				3,063,328
299,600	Wal-Mart Stores, Inc.				13,128,472
38,500	Whirlpool Corporation				2,917,145
66,850	XM Satellite Radio Holdings Inc., Class A #				2,400,584

	Consumer Staples – 6.1%
179,200	Albertson's, Inc.				4,596,480
255,900	Altria Group, Inc.				18,862,389
32,600	Avon Products, Inc.				880,200
176,150	The Coca-Cola Company				7,607,919
67,900	Colgate-Palmolive Company				3,584,441
101,700	ConAgra Foods, Inc.				2,517,075
85,000	The Gillette Company				4,947,000
96,950	Loews Corp – Carolina Group				3,842,129
83,200	PepsiCo, Inc.				4,718,272
229,500	The Procter & Gamble Company				13,646,070
22,700	Reynolds American Inc.				1,884,554
256,100	Sara Lee Corporation				4,853,095
71,500	Walgreen Co.				3,106,675

	Energy – 6.9%
183,650	ChevronTexaco Corporation				11,887,665
74,000	ConocoPhillips				5,173,340
45,800	Diamond Offshore Drilling, Inc.				2,805,250
51,650	ENSCO International Incorporated				2,406,374
56,600	Equitable Resources Inc.				2,210,796
545,550	Exxon Mobil Corporation				34,664,247
97,250	Halliburton Company				6,663,570
76,950	Patterson-UTI Energy, Inc.				2,776,356
92,800	Royal Dutch Shell PLC, Class A, ADR #				6,091,392
37,500	Schlumberger Limited				3,164,250
95,800	Tidewater Inc.				4,662,586
18,400	Total SA, Sponsored ADR				2,499,088

	Financials – 15.5%
41,400	The Allstate Corporation				2,289,006
31,000	American Express Company				1,780,640
155,350	American Financial Realty Trust				2,205,970
60,000	American Home Mortgage Investment Corp.				1,818,000
208,100	American International Group, Inc.				12,893,876
412,400	Bank of America Corporation				17,362,040
17,000	The Chicago Merchantile Exchange				5,734,100
550,900	Citigroup Inc.				25,076,968
118,500	Commerce Bancorp, Inc.				3,636,765
277,600	Crescent Real Estate Equities Company				5,693,576
71,300	Eaton Vance Corporation				1,769,666
56,200	A. G. Edwards, Inc.				2,462,122
107,350	Fidelity National Financial, Inc.				4,779,222
101,900	First Industrial Realty Trust, Inc.				4,081,095
118,050	Arthur J. Gallagher & Co.				3,401,021
26,800	The Goldman Sachs Group, Inc.				3,258,344
301,550	HRPT Properties Trust				3,742,236
92,100	HSBC Holdings plc, Sponsored ADR				7,481,283
59,500	Health Care REIT, Inc.				2,206,855
86,200	Hospitality Properties Trust				3,694,532
127,650	ING Group NV, Sponsored ADR				3,802,694
408,650	JPMorgan Chase & Co				13,865,495
34,700	Legg Mason, Inc.				3,806,243
154,500	Lloyds TSB Group plc, Sponsored ADR				5,134,035
145,200	MBNA Corporation				3,577,728
83,800	Marsh & McLennan Companies, Inc.				2,546,682
35,150	Mercury General Corporation				2,108,649
132,250	Morgan Stanley				7,133,565
112,500	Nationwide Health Properties, Inc.				2,621,250
261,200	New York Community Bancorp, Inc.				4,283,680
64,900	North Fork Bancorporation, Inc.				1,654,950
156,050	The Charles Schwab Corporation				2,251,802
283,700	U.S. Bancorp				7,966,296
135,250	Wachovia Corporation				6,436,548
149,400	Waddell & Reed Financial, Inc., Class A				2,892,384
108,950	Wells Fargo & Company				6,381,202

	Healthcare – 11.2%
166,900	Abbott Laboratories				7,076,560
24,500	Aetna Inc.				2,110,430
114,150	Amgen Inc. #				9,094,331
94,200	Baxter International Inc.				3,755,754
37,750	Biogen Idec Inc. #				1,490,370
408,950	Bristol-Myers Squibb Company				9,839,337
51,800	Caremark Rx, Inc. #				2,586,374
54,400	Celgene Corporation #				2,955,008
26,000	Coventry Health Care, Inc. #				2,236,520
46,200	Genentech, Inc. #				3,890,502
46,900	Genzyme Corporation #				3,359,916
92,100	Gilead Sciences, Inc. #				4,490,796
94,300	GlaxoSmithKline plc, ADR				4,835,704
36,300	Guidant Corporation				2,500,707
255,150	Johnson & Johnson				16,145,892
134,950	Eli Lilly and Company				7,222,524
80,400	Medtronic Inc.				4,311,048
46,000	Mentor Corporation				2,530,460
305,050	Merck & Co. Inc.				8,300,411
718,250	Pfizer Inc.				17,934,703
125,350	Schering-Plough Corporation				2,638,618
20,150	Sepracor Inc. #				1,188,649
121,700	UnitedHealth Group Incorporated				6,839,540
66,800	Wellpoint Inc. #				5,064,776
139,850	Wyeth				6,470,860

	Industrials – 10.7%
97,500	AMR Coporation-DEL #				1,090,050
95,800	Automatic Data Processing, Inc.				4,123,232
88,200	The Boeing Company				5,993,190
88,050	Briggs & Stratton Corporation				3,045,650
112,400	Caterpillar Inc.				6,603,500
86,500	Cendant Corporation				1,785,360
9,500	CheckFree Corp #				359,290
27,500	Corporate Executive Board Company				2,144,450
114,150	Deluxe Corporation				4,584,264
80,400	Emerson Electric Co				5,772,720
52,800	First Data Corporation				2,112,000
920,350	General Electric Company				30,988,185
57,500	Genuine Parts Company				2,466,750
70,750	Graco Inc.				2,425,310
133,500	Honeywell International Inc.				5,006,250
71,050	Hubbell Incorporated, Class B				3,334,377
26,000	Lockheed Martin Corporation				1,587,040
57,150	Manpower Inc.				2,536,889
41,700	Northrop Grumman Corporation				2,266,395
72,400	Pentair, Inc.				2,642,600
46,000	Raytheon Company				1,748,920
39,000	Rockwell Automation, Inc.				2,063,100
80,400	SPX Corporation				3,694,380
44,700	The Stanley Works				2,086,596
83,000	3M Co.				6,088,880
67,000	The Timken Company				1,985,210
183,850	Tyco International Ltd				5,120,223
78,500	United Parcel Service, Inc., Class B				5,426,705
107,600	United Technologies Corporation				5,577,984
95,550	Waste Management, Inc.				2,733,686
51,300	York International Corporation				2,876,391
26,000	Cooper Industries, Ltd., Class A				1,797,640

	Information Technology – 25.0%
56,066	Activision Inc. #				1,146,550
117,900	Adobe Systems Incorporated				3,519,315
72,500	ADTRAN, Inc.				2,283,750
84,500	Advanced Micro Devices Inc. #				2,129,400
81,900	Altera Corporation #				1,565,109
121,800	Analog Devices, Inc.				4,523,652
331,300	Apple Computer, Inc. #				17,760,993
292,300	Applied Materials, Inc.				4,957,408
71,500	Autodesk, Inc.				3,320,460
86,600	Broadcom Corporation, Class A #				4,062,406
871,400	Cisco Systems, Inc. #				15,624,202
104,400	Computer Associates International, Inc.				2,903,364
184,500	Corning Incorporated #				3,566,385
44,200	Cree Inc. #				1,105,884
257,100	Dell Inc. #				8,792,820
264,100	EMC Corporation #				3,417,454
341,600	eBay Inc. #				14,073,920
77,600	Electronic Arts Inc. (EA) #				4,414,664
86,700	Electronic Data Systems Corporation				1,945,548
47,200	Fair Isaac Corporation				2,114,560
58,000	Freescale Semiconductor Inc. #				1,357,780
123,100	Gentex Corporation				2,141,940
14,300	Google Inc., Class A #				4,525,378
55,800	Harris Corporation				2,332,440
317,700	Hewlett-Packard Company				9,276,840
1,006,350	Intel Corporation				24,806,528
162,500	International Business Machines Corporation (IBM)				13,035,750
45,700	International Rectifier Corporation #				2,060,156
73,000	Juniper Networks Inc. #				1,736,670
51,550	KLA-Tencor Corporation				2,513,578
72,550	Linear Technology Corporation				2,727,155
52,800	Macromedia, Inc. #				2,147,376
123,350	Maxim Integrated Products, Inc.				5,260,878
46,850	McAfee Inc. #				1,472,027
1,651,950	Microsoft Corporation				42,504,674
243,800	Motorola, Inc.				5,385,542
132,350	National Semiconductor Corporation				3,480,805
53,000	Network Appliance Inc. #				1,258,220
744,500	Oracle Corporation #				9,224,355
569,150	QUALCOM Inc.				25,469,463
46,700	Research In Motion Limited #				3,194,280
51,200	Roper Industries Inc.				2,011,648
72,500	SAP AG, Sponsored ADR				3,141,425
185,600	Siebel Systems, Inc.				1,917,248
354,621	Symantec Corporation #				8,035,712
283,250	Texas Instruments Incorporated				9,602,175
92,650	Verisign, Inc. #				1,979,931
130,650	Xilinx, Inc.				3,638,603
267,900	Yahoo! Inc. #				9,065,736
59,150	Marvell Technology Group Ltd. #				2,727,407

	Materials – 3.3%
71,500	Alcoa Inc.				1,746,030
171,000	Companhia Siderurgica Nacional S.A., Sponsored ADR				3,970,620
147,700	The Dow Chemical Company				6,154,659
170,700	E.I. du Pont de Nemours and Company				6,686,319
49,050	Eastman Chemical Company				2,303,879
83,000	The Lubrizol Corporation				3,596,390
118,400	Lyondell Chemical Company				3,388,608
30,500	Monsanto Company				1,913,875
56,650	Olin Corporation				1,075,784
218,700	Packaging Corp of America				4,244,967
152,650	RPM International, Inc.				2,808,760
127,450	Sonoco Products Company				3,480,660

	Telecommunication Services – 3.6%
245,900	BellSouth Corporation				6,467,170
113,500	China Mobile Hong Kong Limited, Sponsored ADR				2,796,640
131,550	Chunghwa Telecom Co., Ltd., Sponsored ADR				2,434,991
132,000	Nokia Oyj, Sponsored ADR				2,232,120
451,300	SBC Communications Inc.				10,817,661
345,106	Sprint Corporation				8,206,621
352,400	Verizon Communications Inc.				11,519,956

	Utilities – 3.7%
63,900	AGL Resources Inc.				2,371,329
38,400	Ameren Corporation				2,054,016
179,450	Atmos Energy Corporation				5,069,463
318,750	Citizens Communications Company				4,319,063
181,250	Duke Energy Corporation				5,287,063
98,700	Duquesne Light Holdings Inc.				1,698,627
129,350	Great Plains Energy Incorporated				3,868,859
88,300	National Fuel Gas Company				3,019,860
122,400	NICOR Inc.				5,144,472
92,500	OGE Energy Corp				2,599,250
95,800	ONEOK Inc.				3,259,116
118,050	Pepco Holdings, Inc.				2,747,024
84,600	Piedmont Natural Gas Company, Inc.				2,129,369
42,100	Public Service Enterprise Group				2,709,543

	Total Common Stocks (cost $1,153,784,458)				1,202,406,657

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	PUT OPTIONS – 0.2%
3,810	Mini-NDX 100 Index	$52,387,500	12/17/05	137.5	106,680
593	Nasdaq 100 Index	83,020,000	11/19/05	1400	78,573
425	Nasdaq 100 Index	58,437,500	12/17/05	1375	111,775
468	Nasdaq 100 Index	65,520,000	12/17/05	1400	161,460
1,026	S&P 500 Index	115,425,000	10/22/05	1125	35,910
980	S&P 500 Index	107,800,000	11/19/05	1100	127,400
2,262	S&P 500 Index	254,475,000	11/19/05	1125	475,020
1,025	S&P 500 Index	117,875,000	11/19/05	1150	358,750
1,963	S&P 500 Index	220,837,500	12/17/05	1125	922,610

	Total Put Options (cost $5,510,440)	1,075,777,500			2,378,178

Principal
Amount (000)	Description				Value

	REPURCHASE AGREEMENTS – 4.8%
$59,484	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $59,499,895 collateralized by $45,925,000 U.S. Treasury Bonds,				59,484,280
	7.25%, due 8/15/22, valued at $60,678,406

	Total Repurchase Agreements (cost $59,484,280)				59,484,280

	Total Investments (cost $1,218,779,178) – 102.0%				1,264,269,115

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	CALL OPTIONS * – (2.3)%
(1,670)	Mini-NDX 100 Index	$(25,885,000)	10/22/05	155.0	(1,018,700)
(1,145)	Mini-NDX 100 Index	(18,033,750)	10/22/05	157.5	(458,000)
(2,633)	Mini-NDX 100 Index	(42,128,000)	10/22/05	160.0	(579,260)
(970)	Mini-NDX 100 Index	(15,035,000)	11/19/05	155.0	(708,100)
(985)	Mini-NDX 100 Index	(15,513,750)	11/19/05	157.5	(531,900)
(1,350)	Mini-NDX 100 Index	(21,600,000)	11/19/05	160.0	(499,500)
(240)	Nasdaq 100 Index	(37,200,000)	10/22/05	1550	(1,437,600)
(356)	Nasdaq 100 Index	(56,070,000)	10/22/05	1575	(1,377,720)
(327)	Nasdaq 100 Index	(51,502,500)	11/19/05	1575	(1,728,195)
(68)	Nasdaq 100 Index	(10,880,000)	11/19/05	1600	(248,200)
(866)	S&P 500 Index	(103,920,000)	10/22/05	1200	(2,983,370)
(2,352)	S&P 500 Index	(288,120,000)	10/22/05	1225	(3,622,080)
(866)	S&P 500 Index	(103,920,000)	11/19/05	1200	(3,632,870)
(1,853)	S&P 500 Index	(226,992,500)	11/19/05	1225	(4,474,995)
(598)	S&P 500 Index	(71,760,000)	12/17/05	1200	(2,951,130)
(721)	S&P 500 Index	(88,322,500)	12/17/05	1225	(2,318,015)

	Total Call Options (premiums received $34,710,126)	(1,176,883,000)			(28,569,635)

	Other Assets Less Liabilities – 0.3%				4,165,692

	Net Assets – 100%				$1,239,865,172

ADR	American Depositary Receipt.
#	Non-income producing.
*	The Fund may designate up to 100% of its Common Stock investments as collateral to cover outstanding call options.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $1,218,779,178.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$93,180,635
Depreciation	(47,690,698)

Net unrealized appreciation of investments	$45,489,937

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.